Angel Oak Mortgage Trust 2024-4 ABS-15G

Exhibit 99.32

Data Comparison
Run Date - 3/1/2024
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
XXX	2024040019			Original Stated Rate	XXX	XXX	XXX	0.38%	According to the Note, interest rate is XXX.	Initial
XXX	2024040553			Original Stated Rate	XXX				Note reflects XXX interest rate.	Initial
XXX	2024040557			Borrower DTI Ratio Percent	XXX	XXX	XXX	-0.13%	Within tolerance.	Initial
XXX	2024040557			Original Stated Rate	XXX	XXX	XXX	0.38%	The rate listed on the Note shows XXX.	Initial
XXX	2024040555			Borrower DTI Ratio Percent	XXX	XXX	XXX	1.25%	Audit income is slightly lower resulting in a housing ratio of XXX and DTI of XXX	Initial
XXX	2024040555			Occupancy at Origination (Property Usage Type)	XXX	XXX			The final 1003 reflects the occupancy at origination is primary.	Initial
XXX	2024040555			Original Stated Rate	XXX	XXX	XXX	0.38%	The Note reflects the original stated rate is XXX.	Initial
XXX	2024040555			Purpose of Transaction per HUD-1	XXX	XXX			Borrower received XXX cash in hand	Initial
XXX	2024040558			Original Stated Rate	XXX	XXX	XXX	0.38%	Per the Note.	Initial
XXX	2024040558			Subject Property Type	XXX	XXX			Per the Appraisal.	Initial